INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Gross carrying amount
Trade names	47,068	22,635
Brand	4,534	4,534
Student populations	39,817	39,817
Software	31,371	28,953
Others	12,206	12,506
	134,996	108,445
Less: accumulated amortization
Trade names	—	—
Brand	—	—
Student populations	(39,711)	(39,817)
Software	(29,206)	(26,943)
Others	(11,271)	(11,699)
	(80,188)	(78,459)
Intangible assets, net
Trade names	47,068	22,635
Brand	4,534	4,534
Student populations	106	—
Software	2,165	2,010
Others	935	807
	54,808	29,986

Intangible assets – others include customer relationships, cooperative agreements, non-compete agreements, trademark, workforce, license and accreditation. For the years ended December 31, 2019, 2020 and 2021, the Group performed impairment test on the trade name and brand and recognized impairment loss of RMB 5,030, RMB 1,386 and RMB 8,885, respectively.

Amortization expenses for intangible assets amounted to RMB 6,042, RMB 5,599 and RMB 1,596 for the years ended December 31, 2019, 2020 and 2021, respectively, of which RMB 3,063, RMB 3,696 and RMB 276 are included in cost of sales and the remaining are included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods are as follows:

Amount
RMB
2022	517
2023	683
2024	633
2025	337
2026	318
Thereafter	329
Total	2,817